Financial Instruments - Summary of Categories of Financial Instruments (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	SFr 17,583	SFr 21,628
Financial liabilities at amortized cost	7,556	8,183
Financial liabilities at FVTPL	6,203	10,867
Financial assets	17,583	21,628
Financial liabilities	13,759	19,050
Non Current Lease Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	2,086	2,232
Financial liabilities	2,086	2,232
Non Current Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	9	16
Financial liabilities	9	16
Current Lease Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	524	444
Financial liabilities	524	444
Current Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	337	372
Financial liabilities	337	372
Provisions For Milestone Payments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	0	0
Financial liabilities at FVTPL	6,203	10,867
Financial liabilities	6,203	10,867
Trade Payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,025	1,625
Financial liabilities	1,025	1,625
Financial Liabilities Due To Related Parties [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,355	1,280
Financial liabilities	1,355	1,280
Other Current Payables And Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	2,220	2,214
Financial liabilities	2,220	2,214
Other Non Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	116	114
Financial assets	116	114
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,171	1,321
Financial assets	1,171	1,321
Other Current Assets And Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,740	956
Financial assets	1,740	956
Cash And Cash Equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	14,556	19,237
Financial assets	SFr 14,556	SFr 19,237